VIA EDGAR

May 31, 2017

U.S. Securities and Exchange Commission

Division of Investment Management

100 F Street, N.E.

Washington, D.C. 20549-0404

Re: NorthStar Real Estate Capital Income Fund-ADV (the “Trust”) (File Nos. 333 -        ; 811 -         )

Dear Sir or Madam:

On behalf of the Trust, we transmit for filing under the Securities Act of 1933, as amended, and the Investment Company Act of 1940, as amended (the "1940 Act"), a registration statement on Form N-2 relating to the Trust’s initial issuance of common shares of beneficial interest, par value $0.001 per share (the “Registration Statement”). The Trust has filed electronically a Notification of Registration on Form N-8A in conjunction with this filing.

The Trust is a newly organized, closed-end management investment company and the Registration Statement is being filed for the purpose of registering common shares of beneficial interest, par value $0.001 per share (the “Shares”) of the Trust. In order to expedite a declaration of effectiveness of the Registration Statement, the Trust respectfully requests that the Division of Investment Management (the “Division”) conduct a partial, or limited, review of the Registration Statement to include only narrative material that is marked to indicate textual changes. In accordance with Securities and Exchange Commission Release No. 33-6510 (February 15, 1984) (the “Release”), which permits the Division the discretion to conduct such a limited review, the Trust respectfully submits this request for limited review based on the fact that the disclosure in the Registration Statement is substantially similar to post-effective amendment No. 4 to Form N-2 of NorthStar Real Estate Capital Income Fund-T (File Nos. 333-209380 and 811-23133) (“Fund-T”) filed on March 21, 2017 (the “Fund-T Registration Statement”), which was declared effective on March 23, 2017. The Trust is an additional “feeder” in a “master-feeder” structure with identical investment objectives, investment strategies and investment advisers as Fund-T.

The Trust’s primary investment objectives are to generate attractive and consistent income through cash distributions and preserve and protect shareholders’ capital, with a secondary objective of capital appreciation. The Trust will pursue its investment objective by investing substantially all of its assets in NorthStar Real Estate Capital Income Master Fund (the “Master Fund”), a Delaware statutory trust registered under the 1940 Act as a closed-end management investment company with the same investment objectives as the Trust. Under normal circumstances, the Master Fund intends to invest at least 80% of its net assets (plus the amount of leverage for investment purposes) in a diversified portfolio of real estate and real estate-related investments, which will be comprised of: (i) commercial real estate (“CRE”) debt, including first mortgage loans, subordinate mortgage and mezzanine loans, participations in such loans and preferred equity interests; (ii) CRE equity investments, including (a) direct investments in CRE and (b) indirect ownership in CRE through private equity real estate investments (“PERE Investments”) and other joint ventures; and (iii) CRE securities, such as commercial mortgage-backed securities (“CMBS”), unsecured debt of publicly-traded real estate investment trusts (“REITs”) and collateralized debt obligation (“CDO”) notes.

The following is provided to assist the Division in its review of the Registration Statement.

Material Changes from the Fund-T Registration Statement

Material changes from the Fund-T Registration Statement generally relate to the fact that (i) unlike the Fund-T shares, the Shares will not be subject to upfront selling commissions and dealer manager fees, (ii) the Shares will be subject to a distribution and servicing fee at an annualized rate of 0.25% of the NAV per share instead of Fund-T’s annualized rate of 1.0% of the NAV per share, (iii) the addition of Brett S. Klein as a Trustee of the Trust, and (iii) the removal of the section titled “Financial Highlights.”

The following sections of the Registration Statement are substantially similar to their counterparts in the Fund-T Registration Statement:

THE TRUST AND THE MASTER FUND;

THE ADVISOR;

INVESTMENT OBJECTIVES AND STRATEGIES;

RISK FACTORS;

PORTFOLIO MANAGEMENT;

MANAGEMENT AND INCENTIVE FEES;

DETERMINATION OF NET ASSET VALUE;

CONFLICTS OF INTEREST;

SHARE REPURCHASE PROGRAM;

LIQUIDITY STRATEGY;

DESCRIPTION OF CAPITAL STRUCTURE;

REGULATION;

U.S. FEDERAL INCOME TAX CONSIDERATIONS;

ERISA CONSIDERATIONS;

INVESTOR SUITABILITY;

DISTRIBUTIONS;

DISTRIBUTION REINVESTMENT PLAN;

BROKERAGE ALLOCATION AND OTHER PRACTICES;

FISCAL YEAR; REPORTS;

INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM;

ADMINISTRATOR AND ACCOUNTING AGENT;

CUSTODIAN, TRANSFER AND DISTRIBUTION PAYING AGENT AND REGISTRAR;

LEGAL MATTERS;

AVAILABLE INFORMATION;

PRIVACY NOTICE; and

INQUIRIES.

Problem Areas Warranting Special Attention

The Trust respectfully submits there are no problem areas warranting special attention.

New Investment Techniques or Products

The Trust respectfully submits there are no new investment techniques or products with respect to the Trust’s offering.

The Trust would appreciate receiving any comments on the Registration Statement at your earliest convenience, and in any case within thirty days of the date of filing of the Registration Statement.

Any questions or communications concerning the enclosed materials should be directed to Clifford R. Cone at (212) 878-3180 or Jefferey D. LeMaster at (212) 878-3206.

Very truly yours,

/s/ Clifford Chance US LLP

CLIFFORD CHANCE US LLP

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